Share Capital (Details) - $ / shares	7 Months Ended
	Nov. 01, 2022	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Apr. 08, 2022	Dec. 31, 2021
Share Capital (Details) [Line Items]
Shares issued			600,000
Shares outstanding		36,292,259			34,412,259	50,000
Total of additional ordinary shares	1,012,159
Bottom of Range [Member]
Share Capital (Details) [Line Items]
Par value per share (in Dollars per share)	$ 2.5
Top of Range [Member]
Share Capital (Details) [Line Items]
Par value per share (in Dollars per share)	$ 4
VCI Global Limited [Member]
Share Capital (Details) [Line Items]
Par value per share (in Dollars per share)							$ 0.0001
Shares issued							33,400,100
Shares outstanding								33,400,100
Globexus Holding Corp’s [Member]
Share Capital (Details) [Line Items]
Shares issued			500
Ordinary Shares [Member]
Share Capital (Details) [Line Items]
Number of shares authorised								50,000
Par value per share (in Dollars per share)				$ 0.00				$ 1
Shares issued				1,280,000